Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Common stocks: 92.67%
Australia: 1.90%
Qantas Airways Limited (Industrials, Airlines) †	303,673	$ 974,523
Brazil: 2.58%
CPFL Energia SA (Utilities, Electric utilities)	211,500	1,323,652
Canada: 1.87%
SNC-Lavalin Group Incorporated (Industrials, Construction & engineering)	57,600	959,062
China: 9.19%
China Resources Land Limited (Real estate, Real estate management & development)	176,000	689,372
LONGi Green Energy Technology Company Limited Class A (Information technology, Semiconductors & semiconductor equipment)	169,518	1,137,291
Midea Group Company Limited Class A (Consumer discretionary, Household durables)	200,198	1,387,844
Oppein Home Group Incorporated Class A (Consumer discretionary, Household durables)	40,940	653,563
Topsports International Holdings Limited (Consumer discretionary, Specialty retail) 144A	1,202,000	840,241
		4,708,311
France: 5.77%
Compagnie de Saint-Gobain SA (Industrials, Building products)	4,192	149,887
Sanofi SA (Health care, Pharmaceuticals)	10,760	819,336
Sodexho Alliance SA (Consumer discretionary, Hotels, restaurants & leisure)	14,801	1,111,560
Worldline SA (Information technology, IT services) 144A†	22,207	877,747
		2,958,530
Germany: 2.66%
Rheinmetall AG (Industrials, Aerospace & defense)	7,622	1,173,540
Siemens AG (Industrials, Industrial conglomerates)	1,648	161,080
Siemens Energy AG (Industrials, Electrical equipment)	2,465	27,142
		1,361,762
Hong Kong: 0.79%
Xinyi Glass Holdings Limited (Industrials, Building products)	279,000	403,485
India: 1.63%
Tech Mahindra Limited (Information technology, IT services)	68,116	836,095
Ireland: 0.69%
Greencore Group plc (Consumer staples, Food products) †	440,166	354,839
Israel: 3.28%
Check Point Software Technologies Limited (Information technology, Software) †	15,001	1,680,412
Italy: 4.74%
Prysmian SpA (Industrials, Electrical equipment)	33,470	958,710
UniCredit SpA (Financials, Banks)	144,958	1,467,567
		2,426,277
Japan: 11.60%
Asahi Breweries Limited (Consumer staples, Beverages)	50,800	1,583,744
Hitachi Limited (Industrials, Industrial conglomerates)	31,100	1,323,494
See accompanying notes to portfolio of investments

Allspring VT International Equity Fund  |  1

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Japan: (continued)
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	196,000	$ 887,904
ORIX Corporation (Financials, Diversified financial services)	99,200	1,389,698
Showa Denko KK (Materials, Chemicals)	53,300	757,608
		5,942,448
Netherlands: 6.32%
CNH Industrial NV (Industrials, Machinery)	35,410	396,318
ING Groep NV (Financials, Banks)	113,562	973,048
NN Group NV (Financials, Insurance) «	39,549	1,538,216
OCI NV (Materials, Chemicals)	9,034	330,749
		3,238,331
Norway: 2.90%
DNB Bank ASA (Financials, Banks)	93,723	1,487,202
South Korea: 7.93%
Coway Company Limited (Consumer discretionary, Household durables)	14,645	547,671
Hana Financial Group Incorporated (Financials, Banks)	25,639	629,565
Samsung Electronics Company Limited GDR (Information technology, Technology hardware, storage & peripherals) 144A	1,131	1,028,252
SK Square Company Limited (Information technology, Semiconductors & semiconductor equipment) †	7,226	180,314
SK Telecom Company Limited (Communication services, Wireless telecommunication services)	47,521	1,677,663
		4,063,465
Thailand: 4.44%
Minor International PCL (Consumer discretionary, Hotels, restaurants & leisure) †	1,332,600	936,212
SCB X PCL (Financials, Banks)	487,800	1,336,641
		2,272,853
United Kingdom: 13.55%
ConvaTec Group plc (Health care, Health care equipment & supplies) 144A	418,794	951,739
Entain plc (Consumer discretionary, Hotels, restaurants & leisure)	49,789	595,300
Informa plc (Communication services, Media)	201,715	1,152,982
NatWest Group plc (Financials, Banks)	327,277	815,155
Nomad Foods Limited (Consumer staples, Food products) †	78,007	1,107,699
Sensata Technologies Holding plc (Industrials, Electrical equipment)	14,772	550,700
Shell plc (Energy, Oil, gas & consumable fuels)	71,267	1,767,987
		6,941,562
United States: 10.83%
Axalta Coating Systems Limited (Materials, Chemicals) †	43,728	920,912
Baker Hughes Incorporated (Energy, Energy equipment & services)	63,701	1,335,173
Berry Global Group Incorporated (Materials, Containers & packaging) †	18,648	867,691
Cognex Corporation (Information technology, Electronic equipment, instruments & components)	16,535	685,376
Gentex Corporation (Consumer discretionary, Auto components)	20,838	496,778
Samsonite International SA (Consumer discretionary, Textiles, apparel & luxury goods) 144A†	517,400	1,240,934
		5,546,864
Total Common stocks (Cost $59,722,063)		47,479,673
See accompanying notes to portfolio of investments

2  |  Allspring VT International Equity Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Investment companies: 2.79%
United States: 2.79%
iShares MSCI ACWI ex US ETF «	35,737	$ 1,429,837
Total Investment companies (Cost $1,621,017)		1,429,837

		Yield
Short-term investments: 6.49%
Investment companies: 6.49%
Allspring Government Money Market Fund Select Class ♠∞		2.75%	1,896,900	1,896,900
Securities Lending Cash Investments LLC ♠∩∞		3.08	1,425,601	1,425,601
Total Short-term investments (Cost $3,322,501)				3,322,501
Total investments in securities (Cost $64,665,581)	101.95%			52,232,011
Other assets and liabilities, net	(1.95)			(996,865)
Total net assets	100.00%			$51,235,146

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
GDR	Global depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$474,235	$18,861,230	$(17,438,565)	$0	$0	$1,896,900	1,896,900	$12,753
Securities Lending Cash Investments LLC	0	10,676,181	(9,250,580)	0	0	1,425,601	1,425,601	2,081#
				$0	$0	$3,322,501		$14,834

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Allspring VT International Equity Fund  |  3

Notes to portfolio of investments—September 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2022, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940

4  |  Allspring VT International Equity Fund

Notes to portfolio of investments—September 30, 2022 (unaudited)

and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring VT International Equity Fund  |  5

Notes to portfolio of investments—September 30, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$974,523	$0	$974,523
Brazil	1,323,652	0	0	1,323,652
Canada	959,062	0	0	959,062
China	0	4,708,311	0	4,708,311
France	0	2,958,530	0	2,958,530
Germany	0	1,361,762	0	1,361,762
Hong Kong	0	403,485	0	403,485
India	0	836,095	0	836,095
Ireland	354,839	0	0	354,839
Israel	1,680,412	0	0	1,680,412
Italy	0	2,426,277	0	2,426,277
Japan	0	5,942,448	0	5,942,448
Netherlands	0	3,238,331	0	3,238,331
Norway	0	1,487,202	0	1,487,202
South Korea	0	4,063,465	0	4,063,465
Thailand	936,212	1,336,641	0	2,272,853
United Kingdom	1,658,399	5,283,163	0	6,941,562
United States	4,305,930	1,240,934	0	5,546,864
Investment companies	1,429,837	0	0	1,429,837
Short-term investments
Investment companies	3,322,501	0	0	3,322,501
Total assets	$15,970,844	$36,261,167	$0	$52,232,011
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended September 30, 2022, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring VT International Equity Fund